VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF VARIABLE INTEREST ENTITY OF ASSETS AND LIABILITIES

The VIE’s assets and liabilities were as follows as of December 31, 2020:

December 31, 2020
Total current assets	$9,261,921
Other assets, non-current	4,302,000
Non-current accounts receivable, net	2,101,276
Property, plant and software	3,713,860
Total assets	19,379,057
Intercompany payable to the WFOE	20,449,508
Total current liabilities	41,717,595
Total liabilities	41,717,595
Total equity	$(22,338,538)